Related Party Transactions - Narrative (Details)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2024 rig	Dec. 31, 2024 rig	Dec. 31, 2025 rig	Dec. 31, 2023 rig	Jan. 31, 2023 shares
Joint Venture Mexico
Related Party Transaction [Line Items]
Number of jack-up rigs under new agreement | rig	3	0	0	5
Drew Holdings Limited | $250m Convertible bonds
Related Party Transaction [Line Items]
SLA shares issued (in shares) | shares					15,000,000